GENERAL	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1   GENERAL
Organization
Mobileye N.V. was incorporated in the Netherlands in 2001 and is the parent company of the following wholly owned subsidiaries: Mobileye, Inc., a company incorporated in the United States (the “US subsidiary”), Mobileye Technologies Ltd., a company incorporated in Cyprus (the “Cypriot subsidiary”), Mobileye Vision Technologies Ltd., a company incorporated in Israel (the “Israeli subsidiary”), Mobileye Japan Ltd, a company incorporated in Japan (the “Japanese subsidiary”), Mobileye Germany GmbH, a company incorporated in Germany (the “German subsidiary”), and Mobileye Auto Service (Shanghai) Co. Ltd. (the “Chinese subsidiary”).
The Company and its subsidiaries together (the “Company”) is a global leader in the design and development of camera-based Advanced Driver Assistance Systems (“ADAS”) covering the entire range of vision applications for onboard driving assistance.
The Company’s Chief Operating Decision Maker manages the Company on the basis of two reportable segments: (i) Original Equipment Manufacturing (“OEM”) and (ii) After Market (“AM”). The OEM segment supplies core intelligence of complete systems to Tier 1 manufacturers in the automotive industry. In the OEM segment the Company supplies System on Chip (SoC) which includes core intelligence to be ultimately implemented within new vehicles through Tier 1 manufacturers who are system integrators to the automotive industry. In the AM segment the Company sells a complete system which offers a variety of advanced driver assistance functions to customers being primarily fleet commercial vehicles, fleet management system providers, new vehicle dealers and importers either directly, through distributors and insurance companies. See also note 2j and 12b for the Company’s major customers.
Initial public offering
On August 6, 2014, the Company completed its initial public offering (IPO), which included an issuance of 8,325,000 Ordinary shares (with no liquidation preference), at $25 per share, before underwriting discounts and commissions.
The IPO generated proceeds to the Company of  $197.7 million net of underwriting discounts and commissions, before $1.8 million of expenses related to the IPO. In connection with the IPO, the Company also generated proceeds of  $1.5 million from the exercise of 1,463,051 stock options.